Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended		12 Months Ended
	Sep. 30, 2018		Mar. 31, 2018	Jun. 30, 2018		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 178,971		¥ 176,095
Derivative assets	12,828		19,920
Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	¥ 237		¥ 844
Valuation Technique(s)	Appraisals/Broker quotes		Appraisals/Broker quotes
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 44,559		¥ 37,879	¥ 43,273
Investment funds | Equity securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 34,280
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	9.80%
Investment funds | Equity securities | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 4,239
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Investment funds | Equity securities | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 6,040
Valuation Technique(s)	Internal cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	10.00%
Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Mortality rate		Mortality rate
Weighted Average Discount Rate	1.30%		1.10%
Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Lapse rate		Lapse rate
Weighted Average Discount Rate	17.50%		17.50%
Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Annuitization rate (guaranteed minimum annuity benefit)		Annuitization rate (guaranteed minimum annuity benefit)
Weighted Average Discount Rate	99.40%		99.10%
Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 11,121		¥ 15,008
Valuation Technique(s)	Discounted cash flows		Discounted cash flows
Significant Unobservable Inputs	Discount rate		Discount rate
Weighted Average Discount Rate	0.10%		0.10%
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 405,705	[1],[2]	¥ 444,010 [1]	419,455	[2]	¥ 517,019	[2]	¥ 557,914	[2]	¥ 605,520	[2]
Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Mortality rate		Mortality rate
Weighted Average Discount Rate	1.20%		1.20%
Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Lapse rate		Lapse rate
Weighted Average Discount Rate	17.30%		17.10%
Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Annuitization rate (guaranteed minimum annuity benefit)		Annuitization rate (guaranteed minimum annuity benefit)
Weighted Average Discount Rate	78.50%		79.40%
Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 405,705		¥ 444,010
Valuation Technique(s)	Discounted cash flows		Discounted cash flows
Significant Unobservable Inputs	Discount rate		Discount rate
Weighted Average Discount Rate	0.10%		0.10%
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value						131,790		117,169		124,516
Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			¥ 3,037
Valuation Technique(s)			Discounted cash flows
Significant Unobservable Inputs			Discount rate
Weighted Average Discount Rate			0.90%
Available-for-sale securities | Specified bonds issued by SPEs in Japan | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			¥ 861
Valuation Technique(s)			Appraisals/Broker quotes
Available-for-sale securities | CMBS and RMBS in the Americas | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs			Probability of default
Weighted Average Discount Rate			3.20%
Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			¥ 36,010
Valuation Technique(s)			Discounted cash flows
Significant Unobservable Inputs			Discount rate
Weighted Average Discount Rate			17.60%
Available-for-sale securities | Other asset-backed securities and debt securities | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs			Probability of default
Weighted Average Discount Rate			1.00%
Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			¥ 18,146
Valuation Technique(s)			Discounted cash flows
Significant Unobservable Inputs			Discount rate
Weighted Average Discount Rate			10.00%
Available-for-sale securities | Other asset-backed securities and debt securities | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			¥ 62,863
Valuation Technique(s)			Appraisals/Broker quotes
Other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value						¥ 35,651		¥ 26,457		¥ 27,801
Other securities | Investment funds | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			¥ 25,246
Valuation Technique(s)			Discounted cash flows
Significant Unobservable Inputs			Discount rate
Weighted Average Discount Rate			8.30%
Other securities | Investment funds | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			¥ 6,968
Valuation Technique(s)			Appraisals/Broker quotes
Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			¥ 5,665
Valuation Technique(s)			Internal cash flows
Significant Unobservable Inputs			Discount rate
Weighted Average Discount Rate			9.90%
Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 506		¥ 1,447
Valuation Technique(s)	Discounted cash flows		Discounted cash flows
Significant Unobservable Inputs	Discount rate		Discount rate
Weighted Average Discount Rate	3.40%		8.00%
Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 122,548		¥ 120,917	¥ 114,095
Available-for-sale Debt Securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 2,547
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	0.90%
Available-for-sale Debt Securities | Specified bonds issued by SPEs in Japan | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 762
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Probability of default
Weighted Average Discount Rate	5.90%
Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 23,996
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	17.60%
Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Probability of default
Weighted Average Discount Rate	0.90%
Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 20,910
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	8.80%
Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 74,333
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Minimum | Investment funds | Equity securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	3.80%
Minimum | Investment funds | Equity securities | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%
Minimum | Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.00%
Minimum | Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.50%		1.50%
Minimum | Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.00%
Minimum | Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.10%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.00%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.50%		1.50%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.00%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.10%
Minimum | Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			0.20%
Minimum | Available-for-sale securities | CMBS and RMBS in the Americas | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			0.00%
Minimum | Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			6.40%
Minimum | Available-for-sale securities | Other asset-backed securities and debt securities | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			0.60%
Minimum | Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			1.00%
Minimum | Other securities | Investment funds | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			3.80%
Minimum | Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			0.00%
Minimum | Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.00%
Minimum | Available-for-sale Debt Securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.20%
Minimum | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%
Minimum | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	6.40%
Minimum | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.60%
Minimum | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.00%
Maximum | Investment funds | Equity securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	11.40%
Maximum | Investment funds | Equity securities | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	65.00%
Maximum | Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%		100.00%
Maximum | Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	24.00%		30.00%
Maximum | Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%		100.00%
Maximum | Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.50%		0.40%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%		100.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	24.00%		54.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%		100.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.50%		0.40%
Maximum | Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			1.70%
Maximum | Available-for-sale securities | CMBS and RMBS in the Americas | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			24.70%
Maximum | Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			20.00%
Maximum | Available-for-sale securities | Other asset-backed securities and debt securities | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			1.60%
Maximum | Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			51.20%
Maximum | Other securities | Investment funds | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			11.60%
Maximum | Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			40.00%
Maximum | Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	15.00%		15.00%
Maximum | Available-for-sale Debt Securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.50%
Maximum | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	14.50%
Maximum | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	20.00%
Maximum | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Probability of Default
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.60%
Maximum | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	51.20%

[1]	"Included in earnings" in the above table includes changes in the fair value of reinsurance contracts recorded in "Life insurance costs" and reinsurance premiums, net of reinsurance benefits received, recorded in "Life insurance premiums and related investment income."
[2]	"Included in earnings" in the above table is recorded in "Life insurance costs" and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.